Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue Recognition
Revenue Recognition
4.	Revenue Recognition

Disaggregated Revenue

The table below presents the Company’s revenue disaggregated based on the nature of its arrangements (in thousands). Management uses these categories of revenue to evaluate the performance of its businesses and to assess its financial results and forecasts.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Advertising	$50,240	$36,051	$136,693	$94,105
Content	26,483	27,476	70,261	74,947
Commerce	13,373	11,716	44,894	29,245
	$90,096	$75,243	$251,848	$198,297

The following table presents the Company’s revenue disaggregated by geography (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue:
United States	$79,074	$67,668	$224,854	$179,689
International	11,022	7,575	26,994	18,608
Total	$90,096	$75,243	$251,848	$198,297

Contract Balances

The timing of revenue recognition, billings and cash collections can result in billed accounts receivable, unbilled receivables (contract assets), and deferred revenues (contract liabilities). The payment terms and conditions within the Company’s contracts vary by the type, the substantial majority of which require that customers pay for their services on a monthly or quarterly basis, as the services are being provided. When the timing of revenue recognition differs from the timing of payments made by customers, the Company recognizes either unbilled revenue (its performance precedes the billing date) or deferred revenue (customer payment is received in advance of performance). In addition, we have determined our contracts generally do not include a significant financing component.

The Company’s contract assets are presented in Prepaid and other current assets on the accompanying condensed consolidated balance sheets and totaled $7.5 million and $2.8 million as of September 30,2021 and December 31, 2020, respectively. These amounts relate to revenue recognized during the respective quarter that is expected to be invoiced and collected in the next twelve months.

The Company’s contract liabilities, which are recorded in Deferred revenue on the accompanying condensed consolidated balance sheets, are expected to be recognized as revenues during the succeeding twelve-month period. Deferred revenue totaled $1.5 million and $2.4 million at September 30, 2021 and December 31, 2020, respectively.

The amount of revenue recognized during the nine months ended September 30, 2021 that was included in the deferred revenue balance as of December 31, 2020 was $1.3 million.

Transaction Price Allocated to Remaining Performance Obligations

We have certain licensing contracts with minimum guarantees and terms extending beyond one year. The transaction price allocated to the remaining performance obligations on these contracts was $5.7 million at September 30, 2021 and is expected to be recognized over the next 3 years. This amount does not include: (i) contracts with an original expected duration of one year or less, such as advertising contracts, (ii) variable consideration in the form of sales-based royalties, and (iii) variable consideration allocated entirely to wholly unperformed performance obligations.

3.	Revenue Recognition

Disaggregated Revenue

The table below presents the Company’s revenue disaggregated based on the nature of its arrangements. Management uses these categories of revenue to evaluate the performance of its businesses and to assess its financial results and forecasts.

	December 31,
	2020	2019	2018
Advertising	$149,704	$128,438	$106,280
Content	119,846	150,876	177,055
Commerce and other	51,774	38,609	23,916
	$321,324	$317,923	$307,251

Contract Balances

The timing of revenue recognition, billings and cash collections can result in billed accounts receivable, unbilled receivables (contract assets), and deferred revenues (contract liabilities). The payment terms and conditions within the Company’s contracts vary by the type, the substantial majority of which require that customers pay for their services on a monthly or quarterly basis, as the services are being provided. When the timing of revenue recognition differs from the timing of payments made by customers, the Company recognizes either unbilled revenue (its performance precedes the billing date) or deferred revenue (customer payment is received in advance of performance). In addition, we have determined our contracts generally do not include a significant financing component.

The Company’s contract assets are presented in Prepaid and other current assets on the accompanying consolidated balance sheets and totaled $2.8 million, $6.2 million, and $nil at December 31, 2020, December 31, 2019, and January 1, 2019, respectively. These amounts relate to revenue recognized during the respective year that is expected to be invoiced and collected in the following year.

The Company’s contract liabilities, which are recorded in Deferred revenue on the accompanying consolidated balance sheets, are expected to be recognized as revenues during the succeeding twelve-month period. Deferred revenue totaled $2.4 million, $1.5 million, and $4.0 million at December 31, 2020, December 31, 2019, and January 1, 2019, respectively.

Transaction Price Allocated to Remaining Performance Obligations

We have certain licensing contracts with minimum guarantees and terms extending beyond one year. The transaction price allocated to the remaining performance obligations on these contracts was $11.2 million at December 31, 2020 and is expected to be recognized over the next 3 years. This amount does not include: (i) contracts with an original expected duration of one year or less, such as advertising contracts, (ii) variable consideration in the form of sales-based royalties, and (iii) variable consideration allocated entirely to wholly unperformed performance obligations.